UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-08627

                               OPTIQUE FUNDS, INC.
               (Exact name of registrant as specified in charter)

                                   ----------

                            222 East Erie, Suite 500
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)

                                 Wendell Perkins
                           Optique Capital Management
                            222 East Erie, Suite 500
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

                              (OPTIQUE FUNDS LOGO)

                         OCTOBER 31, 2009 ANNUAL REPORT

TABLE OF CONTENTS

Letter to Shareholders                                     1
Portfolio Commentary                                       3
Schedule of Investments                                    4
Statement of Assets and Liabilities                        7
Statement of Operations                                    8
Statement of Changes in Net Assets                         9
Financial Highlights                                      10
Notes to the Financial Statements                         11
Report of Independent Registered Public Accounting Firm   17
Directors and Officers of the Company                     18
Disclosure of Fund Expenses                               20
Notice to Shareholders                                    21


                                NOT FDIC-INSURED

                       May lose value. No bank guarantee.

Shares of Optique Funds are distributed by an independent third party, SEI Investments Distribution Co.

SHAREHOLDERS' LETTER OCTOBER 31, 2009 (UNAUDITED)

Dear Shareholders,

What a difference a year makes in a global market driven by extreme fear and rekindling greed. After experiencing one of the worst market slides in a generation, we are very pleased to share with you that for the one-year period ended October 31, 2009, the Optique International Value Fund returned 35.61%, outperforming the benchmark MSCI World ex-USA Index return of 27.83%.

Following the worst month ever for stocks in October 2008, global markets began the fiscal year on a dour note, sliding nearly 17% before recovering sharply towards the end of November on tentative hopes that the worst was over. Those hopes were soon dashed as the magnitude of the global economic slide became more apparent: Singapore's GDP contracted an annualized 16.9% in the fourth quarter. Japanese exports dropped nearly 50% in February. French business confidence was at its lowest since 1962 in March. Unemployment rates were skyrocketing around the world. Panic selling ensued and markets tumbled to new lows -- by March 9, the bottom, stocks had retreated to levels not seen in over a decade. But central banks around the world had stepped in to rescue ailing financial systems, extending credit, guaranteeing debt, and buying trillions of dollars worth of securities in the attempt to revive confidence. Policymakers had also begun to clarify and flesh out massive fiscal stimulus packages to prevent the global recession from becoming another Great Depression. Confidence slowly returned, and investors bravely started buying stocks on the cheap. As "green shoots" began to emerge, indicating that the global economy was likely through the worst, international markets recovered sharply. Gradually easing credit conditions and tentative signs of a bottoming of the housing market fueled investors' appetites for risky assets, and stocks, commodities, and corporate bonds took off, while the US dollar weakened. From the low on March 9 to fiscal year-end October 31, foreign developed market stocks, as represented by the MSCI World ex USA Index, surged over 72% in USD terms.

PERFORMANCE ANALYSIS

The International Value Fund gained 35.61% for the year, ahead of the benchmark MSCI World ex USA Index return of 27.83%. Much of the outperformance is attributable to our bank holdings, which returned 55% versus the benchmark sector return of 36%. Norwegian bank DnB NOR more than doubled, as the recession in oil-rich Norway proved milder than in other parts of Europe, and the bank had less exposure to the troubled Baltic states than many of its peers. Barclays, which had gone to considerable lengths to avoid accepting government funds, gained over 83% for the year. Our Australian banks also performed very well -- unlike their American and European counterparts, they were never really in any trouble, and ANZ and National Australia Bank rose 95% and 84% respectively. Mitsubishi UFJ was the only loser, down 8%. Japanese banks and financials did not participate in the recovery due to concern, recently justified, that another round of capital-raising was in store. The Fund's insurance holdings returned 39% versus the benchmark sector return of 25%, led by 90% and 79% gains in Prudential PLC and Dutch insurer Aegon, respectively. Strong performance from our European industrials names contributed positively, as did the Fund's holdings in energy, capital goods, and chemicals. The stock selection


                         OPTIQUE FUNDS ANNUAL REPORT 1

SHAREHOLDERS' LETTER (CONTINUED) OCTOBER 31, 2009 (UNAUDITED)

effect was positive for most sectors. Overall, the allocation effect was negative, mainly due to an underweight in metals. However, we have added to our exposure, and the selection effect was positive for the sector. The Fund's conservative communications and utilities holdings underperformed for the year. Our worst-performing sector was financials. Nomura Holdings continued to disappoint, as did most Japanese financials, and the surprisingly large capital-raising announced near the end of the year drove the stock down sharply, resulting in a fiscal year return of -20%. By region, the Fund outperformed in each of the six regions -- Continental Europe, the UK, Asia Pacific, Japan, Latin America and Canada. By country, the large overweight position in Hong Kong contributed positively, but the stock selection effect was negative. Our Australian holdings underperformed modestly due to some non-financial, non-metal exposure. Stock selection was strongly positive in Japan, Germany and Sweden.

We appreciate your ongoing confidence in the Optique International Value Fund. Our sensitivities to portfolio risk remain elevated given the fragility of the current global recovery. While we are pleased with the strong gain in international stocks over the past year, and particularly since the bottom in March, we would not be surprised to see a period of consolidation. As such, we remain relatively conservatively positioned to try to protect to the downside without giving up too much upside opportunity. We believe the Fund is attractively valued as it earned a 3.2% dividend yield.

Very truly yours,
Optique Capital Management


                         2 OPTIQUE FUNDS ANNUAL REPORT

PORTFOLIO COMMENTARY OCTOBER 31, 2009 (UNAUDITED)
INTERNATIONAL VALUE FUND

AVERAGE ANNUAL TOTAL RETURN

FOR THE YEARS ENDED OCTOBER 31, 2009

ONE YEAR   5 YEAR   10 YEAR
--------   ------   -------
 35.61%     4.33%    4.82%

RETURN ON A $10,000 INVESTMENT

                               (PERFORMANCE GRAPH)

                                              Morgan Stanley     Morgan Stanley
                                                 Capital            Capital
                               Optique        International      International
                            International     World ex-USA       World ex-USA
                             Value Fund        Value Index           Index
                            -------------     --------------     --------------
10/31/99                       10,000             10,000             10,000
2000                           10,715             10,185              9,856
2001                            8,715              8,308              7,357
2002                            8,309              7,089              6,401
2003                           10,808              9,490              8,205
2004                           12,953             11,755              9,784
2005                           15,040             13,972             11,590
2006                           18,735             18,241            147,732
2007                           22,784             22,334             18,663
2008                           11,809             11,601              9,976
2009                           16,013             15,279             12,752

This chart assumes an initial investment of $10,000 made on 10/31/99. Returns shown include the reinvestment of all dividends and reflect fee waivers in effect; in the absence of fee waivers, performance would be reduced. Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     The Morgan Stanley Capital International (MSCI) World ex-USA Value Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

     The MSCI World ex-USA Index is the aggregate of 23 individual country indices calculated by MSCI. The index excludes the U.S. MSCI uses a target of 85% of free float-adjusted market representation within each industry group, within each country, as a guideline in constructing the index.

     Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

     Investors are reminded that, while investing globally can be rewarding, investments in foreign securities involve investment risks including currency, liquidity, political, economic and market risks.


                          OPTIQUE FUNDS ANNUAL REPORT 3

SCHEDULE OF INVESTMENTS OCTOBER 31, 2009

INTERNATIONAL VALUE FUND

                               (PERFORMANCE GRAPH)

SECTOR WEIGHTINGS (UNAUDITED)+:

Industrials                  13.8%
Banks                        13.7%
Materials                    11.1%
Energy                       10.8%
Financials                    9.3%
Consumer Staples              8.0%
Health Care                   7.9%
Utilities                     6.5%
Consumer Discretionary        6.1%
Telecommunication Services    4.6%
Information Technology        4.5%
Short-Term Investments        3.7%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

  Number
 of Shares                                                            Value
----------                                                       --------------
             FOREIGN STOCK - 94.08%
             AUSTRALIA - 8.09%
    18,000   AGL Energy Ltd.                                     $      225,594
    48,000   Amcor Ltd.                                                 249,395
    16,500   Australia & New Zealand Banking Group Ltd.                 343,812
     6,300   BHP Billiton Ltd. ADR                                      413,154
    50,000   Foster's Group Ltd.                                        248,039
   200,000   Macquarie Infrastructure Group                             261,141
    12,000   National Australia Bank Ltd.                               323,671
    26,000   Santos Ltd.                                                354,755
                                                                 --------------
                                                                      2,419,561
                                                                 --------------
             AUSTRIA - 2.60%
     2,300   Mayr-Melnhof Karton AG                                     217,526
     8,300   OMV AG                                                     344,241
    13,000   Telekom Austria                                            213,866
                                                                 --------------
                                                                        775,633
                                                                 --------------
             CANADA - 5.75%
    11,300   Biovail Corp.                                              153,156
    10,700   Biovail Corp. ADR                                          144,022
     5,600   EnCana Corp.                                               311,920
    10,500   Husky Energy, Inc.                                         277,804
     5,400   Magna International, Inc., Class A                         214,105
     6,500   Royal Bank of Canada                                       330,672
     5,000   Toronto-Dominion Bank                                      286,298
                                                                 --------------
                                                                      1,717,977
                                                                 --------------
             CHINA - 0.82%
   920,000   Sinotrans Ltd., Class H                                    244,534
                                                                 --------------

  Number
 of Shares                                                            Value
----------                                                       --------------
             FINLAND - 3.23%
    17,400   Ahlstrom Oyj                                        $      239,527
    11,500   Cargotec Corp., B Shares                                   247,728
    16,000   Nokia                                                      203,730
    36,000   Stora Enso, Class R                                        274,079
                                                                 --------------
                                                                        965,064
                                                                 --------------
             FRANCE - 8.77%
     3,800   BNP Paribas                                                288,465
     5,400   Carrefour SA                                               233,207
     4,400   Cie de Saint-Gobain                                        216,215
     4,800   GDF Suez                                                   201,877
     2,700   Nexans                                                     192,055
     3,300   Sanofi-Aventis                                             242,207
     2,000   Schneider Electric                                         209,543
     3,600   Societe BIC SA                                             251,186
     4,200   Societe Generale                                           281,215
     5,000   Total SA                                                   299,774
    10,800   Total SA STRIPS *                                               32
     3,900   Vinci                                                      205,024
                                                                 --------------
                                                                      2,620,800
                                                                 --------------
             GERMANY - 8.99%
     2,200   Allianz SE                                                 253,317
     4,400   BASF AG                                                    236,957
     8,800   Celesio AG                                                 219,299
     3,900   Deutsche Bank AG                                           285,152
     3,000   Deutsche Boerse                                            243,980
    18,000   Deutsche Telekom AG                                        246,725
     5,200   E.ON                                                       200,171
     5,000   Fresenius Medical Care AG                                  243,080
     7,400   Lanxess AG                                                 233,543
     3,000   Salzgitter                                                 271,069
     2,800   Siemens AG                                                 253,948
                                                                 --------------
                                                                      2,687,241
                                                                 --------------
             HONG KONG - 6.64%
    65,000   Cheung Kong Infrastructure
             Holdings Ltd.                                              232,734
    21,700   China Mobile
             Hong Kong Ltd.                                             207,193
   389,000   China Petroleum &
             Chemical Corp., Class H                                    338,294
    34,900   CLP Holdings Ltd.                                          234,611
    54,000   Hang Lung Group Ltd.                                       275,914
    21,500   Swire Pacific Ltd., Class A                                266,314
   250,000   Techtronic Industries Co.                                  206,122
    80,000   Yue Yuen Industrial Holdings                               225,025
                                                                 --------------
                                                                      1,986,207
                                                                 --------------


                         4 OPTIQUE FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS OCTOBER 31, 2009

  Number
 of Shares                                                            Value
----------                                                       --------------
             JAPAN - 18.20%
    14,500   Aderans Co. Ltd.                                    $      181,490
    26,000   Asahi Glass Co.Ltd.                                        224,039
     5,400   Canon, Inc.                                                210,583
     3,300   East Japan Railway Co.                                     211,810
    35,000   Fujitsu Ltd.                                               211,887
     7,000   Honda Motor Co. Ltd.                                       222,713
        75   Japan Tobacco, Inc.                                        212,688
    26,000   Kubota Corp.                                               206,518
     2,900   Kyocera Corp.                                              248,288
    11,000   Kyushu Electric Power Co., Inc.                            224,326
    11,500   Mitsubishi Corp.                                           251,166
    50,000   Mitsubishi UFJ Financial Group, Inc.                       273,420
    24,000   Namco Bandai Holdings, Inc.                                247,901
     5,500   Nippon Telegraph & Telephone Corp.                         227,850
    27,000   Nomura Holdings, Inc.                                      195,371
    37,000   Sompo Japan Insurance, Inc.                                223,177
     9,500   Sony Corp.                                                 292,283
    54,000   Sumitomo Chemical Co. Ltd.                                 220,128
     5,500   Takeda Pharmaceutical Co. Ltd.                             221,774
    14,800   Tanabe Seiyaku Co. Ltd.                                    190,477
     9,000   Tokyo Electric Power Co., Inc.                             221,222
    10,000   Toyo Suisan Kaisha Ltd.                                    262,373
     5,500   Toyota Motor Corp.                                         222,382
     6,000   Tsuruha Holdings, Inc.                                     235,970
                                                                 --------------
                                                                      5,439,836
                                                                 --------------
             MEXICO - 0.76%
   215,999   Cemex SAB de CV,
             Class Preference *                                         226,090
                                                                 --------------
             NETHERLANDS - 4.49%
    30,000   Aegon NV                                                   215,961
     6,200   Heineken Holding NV                                        242,462
    10,500   Koninklijke Philips
             Electronics NV, NY Shares                                  263,445
    12,000   Royal Dutch Shell PLC,
             A Shares                                                   357,826
     9,800   TNT                                                        261,426
                                                                 --------------
                                                                      1,341,120
                                                                 --------------
             NORWAY - 1.08%
    28,000   DnB NOR                                                    324,084
                                                                 --------------

  Number
 of Shares                                                            Value
----------                                                       --------------
             PAPUA NEW GUINEA - 1.06%
   115,000   Lihir Gold Ltd. *                                   $      316,939
                                                                 --------------
             SINGAPORE - 1.94%
    38,500   DBS Group Holdings Ltd.                                    359,523
    79,750   Fraser and Neave Ltd.                                      220,680
                                                                 --------------
                                                                        580,203
                                                                 --------------
             SPAIN - 3.62%
    22,000   Banco Santander Central Hispano SA                         356,896
     4,800   Fomento de Construcciones y Contratas                      196,317
    18,000   Gestevision Telecinco SA                                   187,234
    12,800   Repsol YPF SA Class A                                      343,060
                                                                 --------------
                                                                      1,083,507
                                                                 --------------
             SWEDEN - 2.53%
    46,000   Skandinaviska Enskilda Banken AB,                          289,581
    24,000   Telefonaktiebolaget LM Ericsson ADR                        249,600
    22,200   Volvo, Class B                                             216,084
                                                                 --------------
                                                                        755,265
                                                                 --------------
             SWITZERLAND - 3.23%
     5,700   Nestle SA                                                  266,121
     4,900   Novartis AG                                                254,555
    27,000   STMicroelectronics                                         218,666
     5,500   Swiss Reinsurance                                          225,638
                                                                 --------------
                                                                        964,980
                                                                 --------------
             TAIWAN - 0.83%
    14,300   Chunghwa Telecom Co. Ltd.                                  248,534
                                                                 --------------
             UNITED KINGDOM - 11.45%
     4,700   AstraZeneca PLC                                            212,429
    60,000   Barclays PLC                                               318,460
    33,000   BP PLC                                                     311,304
    15,000   Diageo PLC                                                 246,262
    13,400   GlaxoSmithKline PLC                                        276,097
    28,000   Hikma Pharmaceuticals PLC                                  217,984
    29,000   HSBC Holdings PLC                                          322,042
   155,000   Legal & General Group PLC                                  200,562
    20,600   National Grid PLC                                          205,942
    14,000   Provident Financial PLC                                    214,960
    22,800   Prudential PLC                                             209,145
     8,700   Unilever PLC                                               262,289
    26,600   United Utilities Group PLC                                 193,141
   105,000   Vodafone Group PLC                                         232,874
                                                                 --------------
                                                                      3,423,491
                                                                 --------------


                          OPTIQUE FUNDS ANNUAL REPORT 5

SCHEDULE OF INVESTMENTS OCTOBER 31, 2009

INTERNATIONAL VALUE FUND (CONCLUDED)

  Number
 of Shares                                                            Value
-----------                                                      --------------
              TOTAL FOREIGN STOCK
              (Cost $25,429,323)                                 $   28,121,066
                                                                 --------------
              FOREIGN PREFERRED STOCK - 2.55%
              BRAZIL - 2.55%
     19,000   Cia Vale do Rio Doce, Class A                             431,682
     16,500   Petroleo Brasileiro SA                                    330,161
                                                                 --------------
                                                                        761,843
                                                                 --------------
              TOTAL FOREIGN PREFERRED STOCK
              (Cost $520,844)                                           761,843
                                                                 --------------
              RIGHTS - 0.01%
              BELGIUM - 0.00%
     18,500   Fortis, Expires 07/01/14*                                      --
                                                                 --------------
              SPAIN - 0.01%
     22,000   Banco Santander SA,
              Expires 11/02/09*                                           3,895
                                                                 --------------
              TOTAL RIGHTS
              (Cost $0)                                                   3,895
                                                                 --------------
              SHORT TERM INVESTMENT - 3.73%
  1,115,132   SSGA Money
              Market Fund, 0.050%**                                   1,115,132
                                                                 --------------
              TOTAL SHORT TERM INVESTMENT
              (Cost $1,115,132)                                       1,115,132
                                                                 --------------
              TOTAL INVESTMENTS - 100.37%
              (Cost $27,065,299)                                 $   30,001,936
                                                                 ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $29,891,477.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

ADR - AMERICAN DEPOSITARY RECEIPT
LTD. - LIMITED
NY - NEW YORK
PLC - PUBLIC LIMITED COMPANY
SSGA - STATE STREET GLOBAL ADVISORS
STRIPS - SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITY

AMOUNTS DESIGNATED AS "--" ARE EITHER $0, OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          6 OPTIQUE FUNDS ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2009

                                                                  INTERNATIONAL
                                                                    VALUE FUND
                                                                  -------------
Investments at cost                                                $27,065,299
Foreign currency at cost                                                 6,961
                                                                   ===========
ASSETS:
Investments at market value                                        $30,001,936
Foreign currency at value                                                6,961
Receivable for capital shares sold                                     140,500
Dividends and interest receivable                                       54,092
Reclaim receivable                                                      32,726
Receivable due from Investment Advisor                                   4,961
Prepaid expenses                                                        22,629
                                                                   -----------
   TOTAL ASSETS                                                     30,263,805
                                                                   -----------
LIABILITIES:
Payable for capital shares redeemed                                    267,039
Administrative fees payable                                             11,466
Transfer agent fees payable                                              9,523
Custody fees payable                                                     8,552
Distribution fees payable                                                6,954
Trustees' fees payable                                                   5,601
Other accrued expenses                                                  63,193
                                                                   -----------
   TOTAL LIABILITIES                                                   372,328
                                                                   -----------
   NET ASSETS                                                      $29,891,477
                                                                   ===========
NET ASSETS CONSIST OF:
Paid-in capital                                                    $29,799,221
Undistributed net investment income                                     55,800
Accumulated net realized loss on investments and foreign
   currency transactions                                            (2,903,607)
Net unrealized appreciation on investments                           2,936,637
Net unrealized appreciation on foreign currencies and
   translation of other assets and liabilities denominated in
   foreign currencies                                                    3,426
                                                                   -----------
NET ASSETS                                                         $29,891,477
                                                                   ===========
Total shares outstanding at end of year                              3,020,179
Net asset value, per share (net assets / shares outstanding)       $      9.90
                                                                   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                         OPTIQUE FUNDS ANNUAL REPORT 7

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2009

                                                                  INTERNATIONAL
                                                                    VALUE FUND
                                                                  -------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes
   of $46,708)                                                     $  610,128
                                                                   ----------
   TOTAL INVESTMENT INCOME                                            610,128
                                                                   ----------
EXPENSES:
Investment advisory fees                                              201,199
Administration fees                                                   119,230
Distribution fees                                                      55,897
Directors' fees and expenses                                           16,611
Custody fees                                                           47,034
Transfer agent fees and expenses                                       41,217
Audit fees                                                             31,438
Printing fees                                                          23,435
Federal and state registration fees                                    19,813
Legal fees                                                             13,536
Miscellaneous fees (See Note 9)                                        29,167
                                                                   ----------
   TOTAL EXPENSES                                                     598,577
Less:
Waiver of investment advisory fees                                   (173,471)
Waiver of administration fees                                         (11,520)
                                                                   ----------
   TOTAL NET EXPENSES                                                 413,586
                                                                   ----------
NET INVESTMENT INCOME                                                 196,542
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments                                   (2,792,942)
Net realized loss on foreign currency transactions                    (98,058)
Net change in unrealized appreciation (depreciation) on
   investments                                                      8,219,862
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities
   denominated in foreign currencies                                      234
                                                                   ----------
Net gain on investments and foreign currency transactions           5,329,096
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $5,525,638
                                                                   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          8 OPTIQUE FUNDS ANNUAL REPORT

STATEMENT OF CHANGES IN NET ASSETS

                                                                         INTERNATIONAL
                                                                           VALUE FUND
                                                                  ---------------------------
                                                                   FISCAL YEAR    FISCAL YEAR
                                                                      ENDED          ENDED
                                                                   OCTOBER 31,    OCTOBER 31,
                                                                      2009           2008
                                                                  ------------   -----------
OPERATIONS:
Net investment income                                             $    196,542   $  1,364,038
Net realized gain (loss) on investments                             (2,792,942)     6,728,320
Net realized loss on foreign currency transactions                     (98,058)       (88,959)
Net change in unrealized appreciation (depreciation) on
   investments                                                       8,219,862    (40,353,214)
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities
   denominated in foreign currencies                                       234         (2,148)
                                                                  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      5,525,638    (32,351,963)
                                                                  ------------   ------------
DISTRIBUTIONS FROM:
Net investment income                                               (1,658,679)    (1,622,646)
Net realized capital gains                                                  --    (14,600,358)
                                                                  ------------   ------------
TOTAL DISTRIBUTIONS                                                 (1,658,679)   (16,223,004)
                                                                  ------------   ------------
CAPITAL STOCK TRANSACTIONS(1):
Proceeds from shares sold                                           29,226,038     17,901,393
Proceeds from reinvestment of distributions                          1,405,127     11,929,082
Redemption fees(2)                                                       1,235            914
Cost of shares redeemed                                            (28,602,721)   (68,492,450)
                                                                  ------------   ------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS                      2,029,679    (38,661,061)
                                                                  ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              5,896,638    (87,236,028)
                                                                  ------------   ------------
NET ASSETS:
Beginning of year                                                   23,994,839    111,230,867
                                                                  ------------   ------------
End of year                                                       $ 29,891,477   $ 23,994,839
                                                                  ============   ============
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT
   END OF YEAR                                                    $     55,800   $  1,505,331
                                                                  ============   ============

(1)  SEE NOTE 3 IN THE NOTES TO THE FINANCIAL STATEMENTS.

(2)  SEE NOTE 6 IN THE NOTES TO THE FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                         OPTIQUE FUNDS ANNUAL REPORT 9

FINANCIAL HIGHLIGHTS

                                                                     INTERNATIONAL VALUE FUND
                                           ---------------------------------------------------------------------------
                                            FISCAL YEAR     FISCAL YEAR     FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                               ENDED            ENDED          ENDED          ENDED          ENDED
                                           OCT. 31, 2009   OCT. 31, 2008   OCT.31, 2007   OCT.31, 2006   OCT. 31, 2005
                                           -------------   -------------   ------------   ------------   -------------
NET ASSET VALUE, BEGINNING OF YEAR          $  7.97          $ 18.21         $  16.62       $ 14.12         $ 12.37
                                            -------          -------         --------       -------         -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                          0.07+            0.28+            0.26          0.28            0.20
Net realized and unrealized gain (loss)
   on investments                              2.54*           (7.82)*           3.06*         3.04*           1.78*
                                            -------          -------         --------       -------         -------
   TOTAL FROM INVESTMENT OPERATIONS            2.61            (7.54)            3.32          3.32            1.98
                                            -------          -------         --------       -------         -------
LESS DISTRIBUTIONS PAID:
From net investment income                    (0.68)           (0.25)           (0.26)        (0.23)          (0.18)
From net realized capital gains                  --            (2.45)           (1.47)        (0.59)          (0.05)
                                            -------          -------         --------       -------         -------
   TOTAL DISTRIBUTIONS                        (0.68)           (2.70)           (1.73)        (0.82)          (0.23)
                                            -------          -------         --------       -------         -------
NET ASSET VALUE, END OF YEAR                $  9.90          $  7.97         $  18.21       $ 16.62         $ 14.12
                                            =======          =======         ========       =======         =======
TOTAL RETURN(1)                               35.61%(2)       (48.17)%          21.61%        24.57%          16.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000s)              $29,891          $23,995         $111,231       $98,943         $88,618
Ratio of expenses to average net assets,
   net of waivers and reimbursements           1.85%            1.56%            1.38%         1.40%           1.41%
Ratio of expenses to average net assets,
   before waivers and reimbursements           2.68%            1.56%            1.38%         1.40%           1.41%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                          0.88%            2.09%            1.58%         1.79%           1.48%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                          0.05%            2.09%            1.58%         1.79%           1.48%
Portfolio turnover rate                         123%              13%              21%           21%             16%

+    PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.

* INCLUDES REDEMPTION FEES RETAINED BY THE FUND. SUCH REDEMPTION FEES REPRESENT LESS THAN $0.01 PER SHARE.

(1) RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(2) FEE WAIVERS AND/OR REIMBURSEMENTS WERE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                         10 OPTIQUE FUNDS ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS OCTOBER 31, 2009

1. ORGANIZATION

Optique Funds, Inc. (the "Company"), was organized on January 27, 1998 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At October 31, 2009, there is one diversified series presently authorized: Optique International Value Fund ("International Value Fund") referred to as the "Fund."

2. SIGNIFICANT ACCOUNTING POLICIES

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") LAUNCHED ACCOUNTING STANDARDS CODIFICATION - The FASB previously issued FASB ASC 105 (formerly FASB Statement No. 168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws were also sources of authoritative GAAP for SEC registrants. The Codification superseded all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification have become non-authoritative. Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP was not intended to be changed as a result of the FASB's Codification project, but it has changed the way the guidance is organized and presented. As a result, these changes have had an impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund implemented the Codification as of October 31, 2009.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America.

A . USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B . INVESTMENT VALUATION

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ, which use the official closing price) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued at net asset value per share.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Pricing Procedures established by the Fund's Board of Directors (the "Board"). The Fund's Fair Value Pricing Procedures are implemented through a Fair Value Pricing Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Pricing Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time


                         OPTIQUE FUNDS ANNUAL REPORT 11

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) OCTOBER 31, 2009

when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Pricing Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Although the Committee members use their best judgment in estimating the fair value of these investments, there are inherent limitations in any estimation technique. Because of the inherent uncertainty of valuation, the Fund's values may differ from the values that the Fund could realize in a current transaction.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the advisor of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, the advisor may request that a Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the advisor for any Fund holding the relevant securities that such limits have been exceeded. In such an event, the advisor makes the determination whether a Committee Meeting should be called based on the information provided.

In accordance with ASC 820 (formerly known as FAS 157 "Fair Value Measurements"), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -- quoted prices in active markets for identical investments

Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with ASC 820 during the year ended October 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended October 31, 2009, there have been no significant changes to the Fund's fair valuation methodologies.

As of October 31, 2009, all of the Fund's investments are Level 1, with the exception of Fortis rights, which are Level 3. For details of the investment classification, reference the Schedule of Investments. The value of Fortis rights at November 1, 2008 was zero and the value has remained zero throughout the year ended October 31, 2009.


                         12 OPTIQUE FUNDS ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) OCTOBER 31, 2009

C. FOREIGN CURRENCY TRANSLATIONS

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange on the valuation date; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

D. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund is authorized to enter into foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. As of and during the fiscal year ended October 31, 2009, the Fund had no such contracts outstanding.

E. DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, are declared and paid annually for the International Value Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

F. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

For financial reporting purposes, investment transactions are accounted for on the trade date. The Fund determined the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Corporate actions for foreign securities are recorded as soon as the information is available to the Fund.

G. EXPENSES

The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory, distribution, and custodian fees.

3. CAPITAL STOCK

Transactions in shares of capital stock were as follows:

                                                         FOR THE YEAR
                                                        ENDED OCTOBER
                                                           31, 2009
                                                        -------------
Shares sold                                               3,389,456
Shares issued to holders in reinvestment of dividends       189,115
Shares redeemed                                          (3,568,562)
                                                         -----------
NET INCREASE                                                 10,009
                                                         ==========

                                                         FOR THE YEAR
                                                        ENDED OCTOBER
                                                           31, 2008
                                                        -------------
Shares sold                                                1,339,215
Shares issued to holders in reinvestment of dividends        801,127
Shares redeemed                                           (5,237,709)
                                                          ----------
NET DECREASE                                              (3,097,367)
                                                          ==========

                         OPTIQUE FUNDS ANNUAL REPORT 13

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) OCTOBER 31, 2009

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding U.S. government and short-term securities, for the year ended October 31, 2009, were as follows:

Cost of Purchases     $26,714,184
Proceeds from Sales    26,448,934

5. FEDERAL TAX INFORMATION

The Fund intends to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders. Therefore, no federal income tax provision is required.

Management evaluates the Fund's tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

Accordingly, at October 31, 2009, the following permanent differences, primarily attributable to PFIC reclassifications, foreign currency transactions and litigation proceeds have been reclassified to/from the following accounts:

 UNDISTRIBUTED   ACCUMULATED
NET INVESTMENT     REALIZED
    INCOME       GAIN/(LOSS)
--------------   -----------
    $12,606       $(12,606)

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

        ORDINARY      LONG TERM
         INCOME     CAPITAL GAIN      TOTAL
       ----------   ------------   -----------
2009   $1,658,679    $        --   $ 1,658,679
2008    2,342,910     13,880,094    16,223,004

As of October 31, 2009, the components of Distributable Earnings for tax purposes were as follows:

UNDISTRIBUTED      CAPITAL       UNREALIZED         TOTAL
   ORDINARY         LOSS        APPRECIATION    DISTRIBUTABLE
    INCOME      CARRYFORWARD   (DEPRECIATION)      EARNINGS
-------------   ------------   --------------   -------------
   $167,949     $(2,063,502)     $1,987,809        $92,256

                         14 OPTIQUE FUNDS ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) OCTOBER 31, 2009

For Federal income tax purposes, the Fund has capital loss carryforwards which may be carried forward and applied against future capital gains through the indicated expiration dates. At October 31, 2009 the Fund had $2,063,502 in capital loss carryforwards expiring in 2017.

For Federal income tax purposes, the cost of securities owned at October 31, 2009, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to recognition of unrealized gain from passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2009, was as follows:

                                                                           NET
                                                                       UNREALIZED
                             FEDERAL     APPRECIATED   DEPRECIATED    APPRECIATION
                             TAX COST     SECURITIES    SECURITIES   (DEPRECIATION)
                           -----------   -----------   -----------   --------------
International Value Fund   $28,017,553    $3,197,671   $(1,213,288)    $1,984,383

6. REDEMPTION FEES

On July 26, 2001, the Board approved the imposition of a 2.00% redemption fee applicable to all shares purchased after September 17, 2001 for the Fund and redeemed by shareholders within 30 days of their purchase date. The redemption fee is intended to limit short-term trading in the Fund. Any proceeds of the fee are credited to the assets of the Fund. For the year ended October 31, 2009, there were $1,235 of redemption fees retained by the Fund. For the year ended October 31, 2008, there were $914 of redemption fees retained by the Fund.

7. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Optique Capital Management, Inc. ("OCM") is the investment advisor of the Fund. OCM manages the Fund's investments and its business operations under the overall supervision of the Board. As compensation for OCM's services, the Fund pays OCM a monthly fee based on the Fund's average daily net assets at the annual rate of 0.90%.

Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.85% of the average daily net assets of the Fund. OCM will reimburse the Fund for the amount of such excess.

State Street Bank and Trust acts as custodian (the "Custodian") for the Fund. Fees of the Custodian are being paid based on the net assets of the Fund, by transaction and by out-of-pocket costs. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

8. ADMINISTRATION, SERVICE AND DISTRIBUTION PLAN

SEI Investments Global Funds Services (the "Administrator") serves as the administrator to the Fund. Effective September 1, 2009, for its services, the Administrator receives an annual fee equal to the higher of 0.135% of the first $250 million, 0.10% of the next $250 million and 0.08% of any amount above $500 million. The Fund is subject to a minimum annual administration fee of $135,000. Prior to September 1, 2009, the Optique Funds, Inc. were subject to a minimum annual administration fee of $325,000 for four Funds at the complex level. For the year ended October 31, 2009, the Administrator voluntarily waived a portion of its fee.

SEI Investments Distribution Co. (the "Distributor") serves as the distributor to the Fund. Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, the Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund at an annual rate of up to 0.25%.


                         OPTIQUE FUNDS ANNUAL REPORT 15

NOTES TO THE FINANCIAL STATEMENTS (CONCLUDED) OCTOBER 31, 2009

Citigroup Fund Services, LLC serves as the transfer agent and dividend disbursing agent to the Fund.

9. LINE OF CREDIT

The Fund entered into an agreement which enabled it to participate in a $7.5 million unsecured committed revolving line of credit with State Street Bank and Trust Company (the "Bank"). Borrowings were made solely to temporarily finance the repurchase of capital shares. Interest was charged to the Fund based on its borrowings at a rate per annum equal to the Bank's overnight federal funds rate plus 0.50%. A commitment fee of 0.11% per annum payable at the end of each calendar quarter, was accrued by the Fund based on its average daily unused portion of the line of credit. Such fees are included in Miscellaneous fees on the Statement of Operations. The Fund ceased its participation in the line of credit effective July 8, 2009. For the year ended October 31, 2009, borrowings by the Fund under the agreement were as follows:

                     Weighted
Average               Average     Maximum        Month of
 Daily    Interest   Interest     Amount         Maximum
Balance     Paid       Rate      Borrowed    Amount Borrowed
-------   --------   --------   ----------   ---------------
$52,841     $349       0.65%    $1,284,513     January 2009

10. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers of the Administrator. Such officers are paid no fees by the Fund for serving as officers of the Fund.

11. MARKET RISKS

The Fund invests primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. In addition, to the extent that the Fund focuses its investments in a particular region, the effects of political and economic events in that region on the value of an investment in the Fund will be magnified. Some countries in which the Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments, or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

12. OTHER

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

13. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through December 18, 2009, the date the financial statements were issued. Based on this evaluation, no subsequent events requiring adjustments or additional disclosures to the financial statements as of October 31, 2009 have been identified.


                         16 OPTIQUE FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS AND SHAREHOLDERS
OPTIQUE FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Optique Funds, Inc., comprising the Optique International Value Fund (the "Fund"), as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund comprising Optique Funds, Inc. as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

                                   (KPMG LLP)

Philadelphia, Pennsylvania
December 18, 2009


                         OPTIQUE FUNDS ANNUAL REPORT 17

DIRECTORS AND OFFICERS OF THE COMPANY(1) (UNAUDITED)

                                                       NUMBER OF
                                         LENGTH OF   PORTFOLIOS IN
NAME, ADDRESS            POSITION HELD  TIME SERVED   FUND COMPLEX     PRINCIPAL OCCUPATTON(S) DURING PAST
& AGE                     WITH FUNDS      (YRS.)*       OVERSEEN        FIVE YEARS AND OTHER DIRECTORSHIPS
-------------           --------------  -----------  -------------  -----------------------------------------
INDEPENDENT DIRECTORS
JOANNE BRANDES          Director             11             1       Retired; Senior Vice President/
9130 Kensington Way                                                 General Counsel and Secretary of
Franklin, WI 53132                                                  Johnson/Diversey, Inc. from October
Age: 56                                                             1997-2007; Officer of S.C. Johnson & Son,
                                                                    Inc. since 1992. Director of Anderson
                                                                    Corporation, Bemis Manufacturing and
                                                                    Metrix, LLC.

F. GREGORY CAMPBELL     Director             11            1        President of Carthage College since 1987
Carthage College                                                    Director of Thrivent Mutual Funds.
2001 Alford Drive
Kenosha, WI 53140
Age: 70

GEORGE NELSON           Director             11            1        Vice President of Administration and
WISC-TV                                                             Finance of Evening Telegram, Inc. since
7025 Raymond Road                                                   1982. Director of Sub Zero Freezer Co.,
Madison, WI                                                         Janesville Sand & Gravel Co. and Morgan
53719-5053                                                          Murphy Media.
Age: 71

ASSISTANT OFFICERS

JOSEPH GALLO(2)         Assistant Vice        3           N/A       Employed by SEI Investments Company
One Freedom             President and                               since 2007. Associate Counsel, IOMA
Valley Drive            Assistant                                   Retirement Corporation 2004-2007.
Oaks, PA 19456          Secretary                                   Federal Investigator, U.S. Department
Age: 36                                                             of Labor 2002-2004; U.S. Securities and
                                                                    Exchange Commission-Division of
                                                                    Investment Management, 2003

CAROLYN MEAD(2)         Assistant Vice  Since March       N/A       Employed by SEI Investments Company
One Freedom             President and      2009                     since 2007. Associate at Stradley, Ronon,
Valley Drive            Assistant                                   Stevens & Young from 2004-2007.
Oaks, PA 19456          Secretary                                   Counsel at ING Variable Annuities from
Age: 52                                                             1999-2002.

BERNADETTE SPARLING(2)  Assistant Vice  Since March       N/A       Employed by SEI Investments Company
One Freedom             President and      2009                     since 2005. Associate Counsel, Blank
Valley Drive            Assistant                                   Rome LLP from 2001-2005.
Oaks, PA 19456          Secretary
Age: 32


                         18 OPTIQUE FUNDS ANNUAL REPORT

DIRECTORS AND OFFICERS OF THE COMPANY(1) (UNAUDITED)

                                                       NUMBER OF
                                         LENGTH OF   PORTFOLIOS IN
NAME, ADDRESS            POSITION HELD  TIME SERVED   FUND COMPLEX     PRINCIPAL OCCUPATTON(S) DURING PAST
& AGE                     WITH FUNDS      (YRS.)*       OVERSEEN        FIVE YEARS AND OTHER DIRECTORSHIPS
-------------           --------------  -----------  -------------  -----------------------------------------
INTERESTED DIRECTORS AND OFFICERS
WENDELL PERKINS         President and        11            1        Chief Investment Officer of Optique
Optique Capital         Secretary                                   Capital Management, Inc. Previously,
Management, Inc.                                                    Director and Senior Vice President of
222 East Erie Street                                                Johnson Asset Management Inc.
Suite 500                                                           since 1994.
Milwaukee, WI 53202
Age: 46

EDWARD MARACCINI        Chief              Since           1        Senior Portfolio Manager of Optique
Optique Capital         Compliance      December 15                 Capital Management, Inc. Previously
Management, Inc.        Officer           2009                      Senior Portfolio Manager of Johnson
222 East Erie Street    Anti-Money                                  Asset Management since 1999.
Suite 500               Laundering
Milwaukee, WI 53202     Officer
Age: 41

OFFICER
MICHAEL LAWSON(2)       Chief Financial      1           N/A        Director of the Administrator's Fund
One Freedom             Officer                                     Accounting Department (since July 2005);
Valley Drive                                                        Manager in the Administrator's Fund
Oaks, PA 19456                                                      Accounting Department (November 1998-
Age: 49                                                             July 2005).

* Each Director shall hold office during the lifetime of the Fund until the election and qualification of his or her successor, or until he or she is deceased, resigns or is removed from office in accordance with the Optique Funds, Inc.'s Articles of Incorporation.

(1)  Directors and officers table as of 12/16/09.

(2) These officers of the Company also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.


                         OPTIQUE FUNDS ANNUAL REPORT 19

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                           BEGINNING     ENDING                 EXPENSES
                            ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                             VALUE       VALUE       EXPENSE     DURING
                             5/1/09     10/31/09     RATIOS      PERIOD*
                           ---------   ---------   ----------   --------
ACTUAL FUND RETURN
International Value Fund   $1,000.00   $1,320.00      1.85%      $10.82
HYPOTHETICAL 5% RETURN
International Value Fund   $1,000.00   $1,015.79      1.85%      $ 9.40

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


                         20 OPTIQUE FUNDS ANNUAL REPORT

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2009, the Fund is designating the following items with regard to distributions paid during the year.

                                                          CORPORATE                                            FEDERAL
                LONG TERM      ORDINARY                   DIVIDENDS   QUALIFYING    INTEREST     SHORT-TERM  WITHHOLDING
              CAPITAL GAINS     INCOME        TOTAL        RECEIVED    DIVIDEND     RELATED     CAPITAL GAIN     PASS
FUND          DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION (1) INCOME (2) DIVIDENDS (3) DIVIDENDS (4) THROUGH (5)
----          ------------- ------------- ------------- ------------- ---------- ------------- ------------- -----------
International
   Value Fund     0.00%        100.00%       100.00%        0.00%       100.00%      0.00%         0.00%        2.74%

(1) CORPORATE DIVIDENDS RECEIVED DEDUCTION REPRESENT DIVIDENDS, WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS.

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

(5) FOREIGN TAX CREDIT PASS THROUGH REPRESENTS AMOUNTS ELIGIBLE FOR THE FOREIGN TAX CREDIT AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." THE INTERNATIONAL VALUE FUND INTENDS TO PASS THROUGH FOREIGN TAX CREDITS IN THE AMOUNT OF $46,708 TO SHAREHOLDERS AS OF OCTOBER 31, 2009. THE TOTAL GROSS AMOUNT OF FOREIGN SOURCE INCOME FOR THE FISCAL YEAR ENDED OCTOBER 31, 2009, WAS $654,682.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2009. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2009 FORM 1099-DIV.


                         OPTIQUE FUNDS ANNUAL REPORT 21

NOTES

NOTES

NOTES

This report has been prepared for the general information of Optique Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Optique Funds prospectus, which contains more complete information about Optique Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Securities and Exchange Commission's (the "Commission") web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-276-8272; (ii) at the Fund's website at http://www.optiquecapital.com; and (iii) on the Commission's website at http://www.sec.gov.

(OPTIQUE FUNDS LOGO)

222 East Erie Street
Milwaukee, WI 53202

OPT-AR-001-0400

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer or controller.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George A. Nelson. Mr. Nelson is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP Related to the Funds

KPMG LLP billed the Funds aggregate fees for services rendered to the Funds for the last two fiscal years as follows:

                                     FISCAL 2009                                           FISCAL 2008
                 ---------------------------------------------------   ---------------------------------------------------
                                     All fees and     All other fees                       All fees and     All other fees
                                     services to     and services to                       services to     and services to
                   All fees and        service           service         All fees and        service           service
                 services to the   affiliates that   affiliates that   services to the   affiliates that   affiliates that
                 Funds that were        were         did not require   Funds that were        were         did not require
                   pre-approved      pre-approved      pre-approval      pre-approved      pre-approved      pre-approval
                 ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
(a)   Audit
      Fees(1)        $31,000              $0                $0             $71,000              $0                $0
(b)   Audit-
      Related
      Fees           $     0              $0                $0             $     0              $0                $0
(c)   Tax Fees       $     0              $0                $0             $     0              $0                $0
(d)   All
      Other
      Fees           $     0              $0                $0             $     0              $0                $0

Notes:

   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Before the principal accountant is engaged by the Funds to render audit or non-audit services, the engagement is approved by the Funds' Audit Committee.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                     FISCAL 2009   FISCAL 2008
                     -----------   -----------
Audit-Related Fees       0%             0%
Tax Fees                 0%             0%
All Other Fees           0%             0%

(f)  Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h)  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Optique Funds, Inc.


By (Signature and Title)*               /s/ Wendell Perkins
                                        ----------------------------------------
                                        Wendell Perkins, President

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Wendell Perkins
                                        ----------------------------------------
                                        Wendell Perkins, President

Date: December 18, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Chief Financial Officer

Date: December 18, 2009

* Print the name and title of each signing officer under his or her signature.